Derivatives and hedging activities (Details 3) - CHF (SFr) SFr in Billions	Dec. 31, 2015	Dec. 31, 2014
Contingent credit risk
Current net exposure	SFr 15.1	SFr 16.4
Collateral posted	12.8	13.1
Additional collateral required in a one-notch downgrade event	1.2	1.3
Additional collateral required in a two-notch downgrade event	3.1	3.7
Additional collateral required in a three-notch downgrade event	4.2	5.1
Bilateral counterparties
Contingent credit risk
Current net exposure	13.2	14.0
Collateral posted	12.3	12.2
Additional collateral required in a one-notch downgrade event	0.7	0.7
Additional collateral required in a two-notch downgrade event	1.8	2.2
Additional collateral required in a three-notch downgrade event	2.1	2.7
Special purpose entities
Contingent credit risk
Current net exposure	0.5	0.8
Collateral posted	0.5	0.9
Additional collateral required in a one-notch downgrade event	0.4	0.5
Additional collateral required in a two-notch downgrade event	0.7	0.8
Additional collateral required in a three-notch downgrade event	1.3	1.4
Accelerated terminations
Contingent credit risk
Current net exposure	1.4	1.6
Additional collateral required in a one-notch downgrade event	0.1	0.1
Additional collateral required in a two-notch downgrade event	0.6	0.7
Additional collateral required in a three-notch downgrade event	0.8	1.0
Bank
Contingent credit risk
Current net exposure	15.1	16.4
Collateral posted	12.8	13.1
Additional collateral required in a one-notch downgrade event	1.2	1.3
Additional collateral required in a two-notch downgrade event	3.1	3.7
Additional collateral required in a three-notch downgrade event	4.2	5.1
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	13.2	14.0
Collateral posted	12.3	12.2
Additional collateral required in a one-notch downgrade event	0.7	0.7
Additional collateral required in a two-notch downgrade event	1.8	2.2
Additional collateral required in a three-notch downgrade event	2.1	2.7
Bank | Special purpose entities
Contingent credit risk
Current net exposure	0.5	0.8
Collateral posted	0.5	0.9
Additional collateral required in a one-notch downgrade event	0.4	0.5
Additional collateral required in a two-notch downgrade event	0.7	0.8
Additional collateral required in a three-notch downgrade event	1.3	1.4
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	1.4	1.6
Additional collateral required in a one-notch downgrade event	0.1	0.1
Additional collateral required in a two-notch downgrade event	0.6	0.7
Additional collateral required in a three-notch downgrade event	SFr 0.8	SFr 1.0